Acquisitions	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Acquisitions [Abstract]
Acquisitions

(4) ACQUISITIONS

Since the formation of Zayo Group, LLC in May 2007, the Company has consummated 14 transactions accounted for as business combinations. The consummation of the acquisitions was executed as part of the Company's business strategy of expanding through acquisitions. The acquisition of these businesses have allowed the Company to increase the scale at which it operates, which in turn affords the Company the ability to increase its operating leverage, extend its network reach, and broaden its customer base.

The accompanying condensed consolidated financial statements include the operations of the acquired entities from their respective acquisition dates.

Acquisitions during the nine months ended March 31, 2012

360networks Holdings (USA) Inc. ("360networks")

On December 1, 2011, the Company acquired all of the outstanding equity interest in 360networks for a contractual purchase price of $345,000. In connection with the agreement, the Company agreed to assume a net working capital deficit of approximately $26,400 and acquired $709 in cash balances. In March 2012, the Company received $400 in cash from an escrow account as a final working capital adjustment. As a result, the net consideration paid for the transaction was $317,891. The acquisition was funded with proceeds from a $315,000 Senior Secured Term Loan ("Term Loan") which was entered into on December 1, 2011 (See Note 10 – Long Term Debt) and cash on hand.

The acquired 360networks business operated approximately 19,879 route miles of intercity and metro fiber network across 22 states and British Columbia. 360networks' intercity network interconnected over 70 markets across the central and western United States, including 23 Zayo fiber markets and a number of new markets such as Albuquerque, New Mexico; Bismarck, North Dakota; Des Moines, Iowa; San Francisco, California; San Diego, California and Tucson, Arizona. In addition to its intercity network, 360networks operated over 800 route miles of metropolitan fiber networks across 26 markets, including Seattle, Washington; Denver, Colorado; Colorado Springs, Colorado; Omaha, Nebraska; Sacramento, California and Salt Lake City, Utah.

Included in the $345,000 purchase price was VoIP 360, Inc., a legal subsidiary of 360networks. The VoIP360, Inc. entity held substantially all of 360networks Voice over Internet Protocol ("VoIP") and other voice product offerings. Effective April 1, 2011, Zayo spun-off its voice operations to Holdings in order to maintain focus on its Bandwidth Infrastructure business (See Note 5 – Spin-off of Business Unit). To further this objective, concurrently with the close of the 360networks acquisition, the Company spun-off 360networks VoIP operations to Holdings. On the spin-off date, the Company estimated the fair value of the VoIP assets and liabilities which were distributed to Holdings to be $11,700. As the Company is in the process of finalizing the purchase accounting for the 360networks acquisition, the value ascribed to the VoIP business is subject to change.

The Company has recognized the assets and liabilities of 360networks based on its preliminary estimates of their acquisition date fair values. The determination of the fair values of the acquired assets and assumed liabilities (and the related determination of estimated lives of depreciable tangible and identifiable intangible assets) requires significant judgment. The Company has not completed its valuation analysis and calculations in sufficient detail necessary to arrive at the final estimates of the fair market value of the acquired assets and liabilities assumed, along with the related allocations to goodwill and intangible assets. As such, all information presented is preliminary and subject to revision pending the final fair market valuation analysis. Management expects to complete its final fair value determinations no later than the first quarter of fiscal 2013.

The following table presents the Company's preliminary allocation of the purchase price to the assets acquired and liabilities assumed, based on their estimated fair values on the acquisition date. The assets and liabilities associated with the spun-off VoIP business are netted within the caption Net assets of VoIP 360, Inc.

360networks
Acquisition date	December 1, 2011
Current assets	$11,764
Property and equipment	167,116
Deferred tax assets, net	137,091
Intangibles	34,940
Goodwill	37,594
Other assets	203

Total assets acquired	388,708

Current liabilities	32,881
Deferred revenue	45,455
Other liabilities	3,472

Total liabilities assumed	81,808

Net assets acquired	306,900

Net assets of VoIP360 Inc.	11,700
Less cash acquired	(709)

Purchase consideration/Net cash paid	$317,891

Subsequent to the acquisition date, the Company has incurred net cash outflows of $26,000 associated with the assumed working capital deficit. The net cash outflows associated with fulfilling the working capital deficit are reflected in the condensed consolidated statement of cash flows within cash flows from operating activities.

The following table presents the Company's preliminary estimates of the fair value of the net assets of VoIP360 Inc. which were distributed to Holdings on the acquisition date:

VoIP 360 Inc.
Acquisition date	December 1, 2011
Cash	$46
Other current assets	1,925
Property and equipment	3,634
Intangibles	7,912
Goodwill	2,526
Other assets	160

Total assets acquired	16,203

Current liabilities	2,332
Deferred revenue	345
Other liabilities	1,826

Total liabilities assumed	4,503

Net assets contributed to Holdings	$11,700

The goodwill of $37,594 arising from the 360networks acquisition consists of the synergies, economies-of-scale and other strategic benefits such as market diversification and leverage benefits that are expected from the combined networks. The goodwill associated with the 360networks acquisition is not deductible for tax purposes. The Company has allocated the goodwill to the business units that are expected to benefit from the acquired goodwill. The allocation was determined based on the excess of the fair value of the acquired business over the fair value of the individual assets acquired and liabilities assumed that were assigned to the business units. Goodwill of $13,471 and $24,123 was allocated to the Zayo Bandwidth ("ZB") and Zayo Fiber Solutions ("ZFS") business units, respectively.

In connection with the 360networks acquisition, the Company acquired significant intangible assets, including customer relationships, certifications and trade names. The customer relationships represent a valuable intangible asset as the Company anticipates continued business from the 360networks customer base. The Company valued the 360networks customer relationships utilizing the multi-period excess earnings valuation technique which resulted in a fair value of $30,904. Management estimates the useful life of the acquired customer relationships to be 20 years. The Company also acquired numerous certifications that allow the Company to operate in the areas in which the legacy 360networks company operated. The Company valued the certifications utilizing a cost based valuation approach, which resulted in an estimated fair value of $3,488. The certifications have an indefinite useful life and are not subject to amortization but will be reviewed for impairment in accordance with the Companies policy for valuing intangible assets with indefinite useful lives. The Company also acquired various trade names in the acquisition, which were valued utilizing the relief from royalty method. The Company estimates the fair value of the trade names to be $548. The Company intends to utilize the acquired trade name asset for a period of one year. Management does not believe the acquired trade names have material value after this one-year period and as such the trade name asset is being amortized over a period of 12 months.

The previous owners of 360networks had entered into various agreements, including IRU agreements with other telecommunication service providers to lease them fiber and other bandwidth infrastructure in exchange for upfront cash payments. The revenue associated with these contracts was deferred and is being recognized over the contract term. The Company recorded the acquired deferred revenue balance at the acquisition date fair value, which was determined based upon management's assessment of the future costs to be incurred in connection with the Company's continued legal obligation associated with the acquired deferred revenue plus a reasonable profit margin. A fair value of $45,455 was assigned to the acquired deferred revenue balance of 360networks. The acquired deferred revenue is being recognized over the next three to twenty years.

Based on the Company's preliminary fair value assessment related to deferred tax assets acquired in the 360networks acquisition, a value of $137,091 was assigned to the acquired deferred tax assets. The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

December 1, 2011
Deferred income tax assets
Net operating loss carry forwards	$139,218
Property and equipment	39,686
Deferred revenue	16,075
Accrued expenses	3,476
Allowance for doubtful accounts	53

Total deferred income tax assets	198,508

Deferred income tax liabilities
Intangible assets	(8,532)

Total deferred income tax liabilities	(8,532)

Less: Valuation allowance	(52,885)

Net deferred income tax (liability)/assets	$137,091

The Company acquired a total of $397,697 of net operating loss carry forwards ("NOLs") from the 360networks acquisition. The acquisition was a "change in ownership" within the meaning of Section 382 of the Internal Revenue Code and, as a result, such NOLs are subject to an annual limitation, and thus the Company is limited in its ability to use the acquired NOLs to reduce its income tax liabilities. The current annual NOL usage limitation as it relates to the NOLs acquired from 360networks is $11,765. Based on the Company's forecasted taxable income and the dates in which the acquired NOLs expire, management estimates that it will not be able to utilize $155,544 of the acquired NOLs. The Company's preliminary estimate of the valuation allowance associated with the acquired deferred tax assets is $52,885. This preliminary estimate represents the impact of the limitations on the Company's ability to offset future taxable income with these NOLs before they expire. The Company is pending the receipt of additional documentation which will be utilized in the Company's overall assessment of the fair value of the net deferred tax assets acquired which includes an analysis of uncertain tax positions and limitations on the Company's ability to utilize acquired NOLs following earlier ownership changes.

Mercury Marquis Holdings, LLC ("MarquisNet")

On December 31, 2011, the Company entered into an Asset Purchase Agreement with MarquisNet. The agreement was consummated on the same date, at which time zColo acquired substantially all of the net assets of MarquisNet for a purchase price of $15,875, subject to post-closing adjustments. In connection with the agreement, the parties estimated the Company would assume a net working capital deficit of approximately $419. As such the consideration paid for the transaction was reduced to $15,456 and is subject to adjustment. The acquisition was funded with a draw on the Company's revolving line-of-credit.

The acquired MarquisNet business operates a single 28,000 square foot data center which provides colocation services in Las Vegas, Nevada. With this acquisition, the Company's zColo business unit operates twelve interconnect-focused colocation facilities.

The Company has recognized the assets and liabilities of MarquisNet based on its preliminary estimates of their acquisition date fair values. The determination of the fair values of the acquired assets and assumed liabilities (and the related determination of estimated lives of depreciable tangible and identifiable intangible assets) requires significant judgment. The Company has not completed its valuation analysis and calculations in sufficient detail necessary to arrive at the final estimates of the fair market value of the acquired assets and liabilities assumed, along with the related allocations to goodwill and intangible assets. As such, all information presented is preliminary and subject to revision pending the final fair market valuation analysis. Management expects to complete its final fair value determinations no later than the fourth quarter of fiscal 2012. The following table presents the Company's allocation of the purchase price to the assets acquired and liabilities assumed, based on the Company's preliminary estimates of the fair values on the acquisition date.

MarquisNet
Acquisition date	December 31, 2011
Current assets	$60
Property and equipment	1,295
Intangibles — customer relationships	7,874
Goodwill	6,614

Total assets acquired	15,843

Current liabilities	254
Other liabilities	133

Total liabilities assumed	387

Purchase consideration/Net cash paid	$15,456

The goodwill of $6,614 arising from the MarquisNet acquisition consists of the synergies, economies-of-scale and other strategic benefits such as market diversification. All of the assets acquired and liabilities assumed support the Company's colocation product offerings and as such have been allocated to the zColo business unit. The goodwill associated with the MarquisNet acquisition is deductible for tax purposes.

In connection with the MarquisNet acquisition, the Company acquired significant customer relationships. These relationships represent a valuable intangible asset as the Company anticipates continued business from the MarquisNet customer base. The Company valued the MarquisNet customer relationships utilizing the multi-period excess earnings valuation technique which resulted in a fair value of $7,874. Management estimates the useful life of the acquired customer relationships to be 11 years.

Acquisitions during the year ended June 30, 2011

American Fiber Systems Holding Corporation ("AFS")

On October 1, 2010, the Company completed a merger with American Fiber Systems Holding Corporation, the parent company of American Fiber Systems, Inc. ("AFS Inc."). The AFS merger was consummated with the exchange of $110,000 in cash and a $4,500 non-interest bearing promissory note due in 2012 for all of the interest in AFS. The Company calculated the fair value of the promissory note to be $4,141 resulting in an aggregate purchase price of $114,141. The purchase price was based upon the valuation of both the business and assets directly owned by AFS and its ownership interest in US Carrier Telecom Holdings, LLC ("US Carrier"). There was no contingent consideration associated with the purchase. The acquisition was financed with cash on hand and proceeds from the Company's $100,000 note issuance — See Note 10 — Long-Term Debt.

AFS is a provider of lit and dark bandwidth infrastructure services in nine metropolitan markets: Atlanta, Georgia; Boise, Idaho; Cleveland, Ohio; Kansas City, Missouri; Las Vegas, Nevada; Minneapolis, Minnesota; Nashville, Tennessee; Reno, Nevada and Salt Lake City, Utah. AFS owns and operates approximately 1,251 routes miles and over 172,415 fiber miles of fiber networks.

The following table presents the Company's allocation of the purchase price to the assets acquired and liabilities assumed, based on their estimated fair values on the acquisition date.

AFS
Acquisition date	October 1, 2010
Current assets	$3,808
Property and equipment	56,481
Intangibles — customer relationships	57,082
Goodwill	15,731
Investment in US Carrier	15,075
Other assets	350

Total assets acquired	148,527

Current liabilities	3,396
Deferred revenue	23,905
Deferred tax liability	3,958
Other liabilities	3,127

Total liabilities assumed	34,386

Net assets acquired	114,141
Seller Note payable to former AFS Holdings owners	(4,141)

Net cash paid	$110,000

The goodwill of $15,731 arising from the AFS merger consists of the synergies and economies-of-scale expected from the AFS merger. The goodwill associated with the AFS merger is not deductible for tax purposes. The Company has allocated the goodwill to the business units that are expected to benefit from the acquired goodwill. The allocation was determined based on the excess of the fair value of the acquired business over the fair value of the individual assets acquired and liabilities assumed that are assigned to the business units. Goodwill of $8,061 and $7,670 was allocated to the ZB and ZFS business units, respectively.

In connection with the AFS merger, the Company acquired significant customer relationships. These relationships represent a valuable intangible asset as the Company anticipates continued business from the AFS customer base. The Company valued the AFS customer relationships utilizing the multi-period excess earnings valuation technique which resulted in a fair value of $57,082.

The previous owners had entered into various agreements, including IRU agreements with other telecommunication service providers to lease them fiber and other bandwidth infrastructure in exchange for upfront cash payments. The revenue associated with these agreements was deferred and recognized over the contract term. The Company recorded the acquired deferred revenue balance at the acquisition date at fair value, which was determined based upon management's assessment of the future costs to be incurred in connection with the Company's continued legal obligation associated with the acquired deferred revenue plus a reasonable profit margin. A fair value of $23,905 was assigned to the acquired deferred revenue balance of AFS. The acquired deferred revenue is expected to be recognized over the next five to twenty years.

AGL Networks, LLC ("AGL Networks")

On July 1, 2010 the Company acquired all of the equity interest in AGL Networks. AGL Networks is a communication service provider focused on providing dark fiber services to its customers who are primarily located in the Atlanta, Georgia; Phoenix, Arizona; and Charlotte, North Carolina markets. AGL Networks operated a network of approximately 786 route miles and over 190,000 fiber miles. The purchase price of this acquisition, after post-close adjustments, was $73,666. The acquisition was financed with cash on hand. There was no contingent consideration associated with the purchase.

The following table presents the Company's allocation of the purchase price to the assets acquired and liabilities assumed, based on their estimated fair values.

AGL Networks
Acquisition date	July 1, 2010
Current assets	$3,714
Property and equipment	93,136
Intangibles — customer relationships	3,433
Goodwill	220
Other assets	680

Total assets acquired	101,183

Current liabilities	1,006
Deferred revenue	26,511

Total liabilities assumed	27,517

Net assets acquired	$73,666

Purchase consideration/Net cash paid	$73,666

The goodwill of $220 arising from the AGL Networks acquisition consists of the synergies and economies-of-scale expected from combining the operations of AGL Networks and the Company. The goodwill associated with the AGL Networks acquisition is deductible for tax purposes. The full amount of the goodwill recognized in the AGL Networks acquisition has been assigned to the ZFS business unit.

In connection with the AGL Networks acquisition, the Company acquired certain customer relationships. These relationships represent a valuable intangible asset as the Company anticipates continued business from the AGL Networks customer base. The Company valued the AGL Networks customer relationships utilizing the multi-period excess earnings valuation technique which resulted in a fair value of $3,433.

The previous owners had entered into various agreements, including indefeasible rights-of-use agreements with other telecommunication service providers to lease them fiber and other bandwidth infrastructure in exchange for upfront cash payments. The revenue associated with these agreements was being recognized over the contract term. The Company recorded the acquired deferred revenue balance at the acquisition date at fair value which was determined based upon management's assessment of the future costs to be incurred in connection with the Company's continued legal obligation associated with the acquired deferred revenue plus a reasonable profit margin. A fair value of $26,511 was assigned to the acquired deferred revenue balance of AGL Networks. The acquired deferred revenue is expected to be recognized over the next five to twenty years.

Acquisition costs

Acquisition costs include expenses incurred which are directly related to potential and closed acquisitions. The Company incurred acquisition-related costs of $1,554 and $23 during the three months ended March 31, 2012 and 2011, respectively and $3,363 and $865 during the nine months ended March 31, 2012 and 2011, respectively. Acquisition costs have been charged to selling, general and administrative expenses during these periods.

Pro-forma Financial Information

The unaudited pro forma results presented below include the effects of the Company's December 1, 2011 acquisition of 360networks and the December 31, 2011 acquisition of MarquisNet as if the acquisitions had been consummated as of July 1, 2010. The pro-forma earnings/(loss) for the three and nine month periods ended March 31, 2012 and 2011 include the additional depreciation and amortization resulting from the adjustments to the value of property and equipment and intangible assets resulting from purchase accounting and an adjustment to revenue as a result of the acquisition date valuation of acquired deferred revenue balances. The pro-forma results also include interest expense associated with debt used to fund the acquisitions. The pro forma results do not include any anticipated synergies or other expected benefits of the acquisition. Accordingly, the unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the acquisition been consummated as of July 1, 2010.

	Three months ended March 31,		Nine months ended March 31,
	2012	2011	2012	2011
Revenue	$105,042	$93,618	$308,920	$264,654
Loss from continuing operations	$(2,652)	$(20,083)	$(5,021)	$(23,184)

Pending and Recently Closed Acquisitions

On March 18, 2012, the Company entered into an Agreement and Plan of Merger (the "Agreement") with AboveNet Inc. ("AboveNet"), a Delaware corporation, and provider of high-bandwidth connectivity solutions.

Upon the close of the transaction contemplated by the Agreement, the Company will acquire 100 percent of the outstanding capital stock of AboveNet. The contractual purchase price is $2,278,504. In connection with the Agreement, the Company will assume net cash of approximately $62,000 resulting in the net consideration paid for the transaction of approximately $2,216,504. Upon closing the acquisition, each outstanding share of AboveNet common stock will be converted into the right to receive $84 in cash.

The Agreement is subject to customary closing conditions (including regulatory approval) and includes customary representations, warranties, covenants and agreements.

The acquisition is not subject to any financing conditions. Morgan Stanley Senior Funding, Inc. and Barclays Bank PLC have committed to provide the Company with sufficient committed debt financing that together with equity commitments totaling $290,000 from GTCR and Charlesbank Capital Partners will allow the Company to consummate the acquisition and repay or refinance certain existing indebtedness of the Company and AboveNet. The commitments are subject to customary conditions, including but not limited to the consummation of the acquisition.

AboveNet is a facilities-based provider of high-bandwidth connectivity solutions that provides services in 17 markets in the U.S. and four markets in Europe through their fiber-optic networks in metro markets, their long haul network connecting those markets and their IP network. AboveNet's metro market networks span over 2.2 million fiber miles across over 9,000 route miles. Their long haul fiber-optic communications network spans over 13,000 route miles and interconnects each of their U.S. metro networks and each of their European markets. AboveNet operates dense wavelength-division multiplexing equipment over their fiber to provide large amounts of bandwidth capability between their metro networks for their customer needs and for their IP network. AboveNet uses undersea capacity on the Japan-US Cable Network to provide connectivity between the United States and Japan and capacity on the Trans-Atlantic undersea telecommunications network and other trans-Atlantic cables to provide connectivity from the United States to Europe and from London to continental Europe.

On May 1, 2012, the Company acquired 100 percent of the equity interest in Control Room Technologies, LLC, Allegan Fiber Communications, LLC and Lansing Fiber Communications (collectively "AriaLink"). The purchase price, which was funded with cash on hand, was $18.0 million, which is subject to certain post-closing adjustments.

The acquisition adds 930 new route miles to Zayo's national footprint, including 400 miles of metro networks in Lansing and Ann Arbor, Michigan. Arialink's network will be interconnected with the Company's existing network, enabling end-to-end bandwidth infrastructure services between Zayo's existing 45,000 mile national network and Arialink's network in Michigan.

The resulting combined fiber network, assuming a successful closing of the AboveNet acquisition and the May 1, 2012 acquisition of Arialink, will total over 69,000 route miles.

(4) ACQUISITIONS

Since the formation of Zayo Group, LLC in May 2007, the Company has consummated 12 business combinations. The consummation of the acquisitions was executed as part of the Company's business strategy of expanding through acquisitions. The acquisition of these businesses have allowed the Company to increase the scale at which it operates, which in turn affords the Company the ability to increase its operating leverage, extend its network reach, and broaden its customer base.

The accompanying consolidated financial statements include the operations and financial position of the acquired entities from their respective acquisition dates.

Acquisitions during the year ended June 30, 2011

American Fiber Systems Holding Corporation ("AFS")

On October 1, 2010, the Company completed a merger with American Fiber Systems Holding Corporation, the parent company of American Fiber Systems, Inc. The AFS merger was consummated with the exchange of $110,000 in cash and a $4,500 non-interest bearing promissory note due in 2012 for all of the interest in AFS. The Company calculated the fair market value of the promissory note to be $4,141 resulting in an aggregate purchase price of $114,141. The purchase price was based upon the valuation of both the business and assets directly owned by AFS and its ownership interest in US Carrier Telecom Holdings, LLC ("US Carrier"). There was no contingent consideration associated with the purchase. The acquisition was financed with cash on hand and proceeds from the issuance of the Company's $100,000 note issuance — See Note 10, Long-Term Debt.

AFS is a provider of lit and dark bandwidth infrastructure services in nine metropolitan markets: Atlanta, Georgia; Boise, Idaho; Cleveland, Ohio; Kansas City, Missouri; Las Vegas, Nevada; Minneapolis, Minnesota; Nashville, Tennessee; Reno, Nevada and Salt Lake City, Utah. AFS owns and operates approximately 1,251 routes miles and over 172,415 fiber miles of fiber networks.

The following table presents the Company's preliminary allocation, which is subject to change, of the purchase price to the assets acquired and liabilities assumed, based on their estimated fair values on the acquisition date.

Acquisition date	AFS October 1, 2010
Current assets	$3,808
Property and equipment	56,481
Intangibles — customer relationships	57,082
Goodwill	15,746
Investment in US Carrier	15,075
Other assets	335

Total assets acquired	148,527

Current liabilities	3,396
Deferred revenue	23,905
Deferred tax liability	3,958
Other liabilities	3,127

Total liabilities assumed	34,386

Net assets acquired	114,141
Seller Note payable to former AFS Holdings owners	(4,141)

Net cash paid	$110,000

The goodwill of $15,746 arising from the AFS merger consists of the synergies and economies-of-scale expected from the AFS merger. The goodwill associated with the AFS merger is not deductible for tax purposes. The Company has allocated the goodwill to the business units that are expected to benefit from the acquired goodwill. The allocation was determined based on the excess of the fair value of the acquired business over the fair value of the individual assets acquired and liabilities assumed that are assigned to the business units. Goodwill of $8,076 and $7,670 was allocated to the Zayo Bandwidth and Zayo Fiber Solutions business units, respectively.

In connection with the AFS merger, the Company acquired significant customer relationships. These relationships represent a valuable intangible asset as the Company anticipates continued business from the AFS customer base. The Company valued the AFS customer relationships utilizing the multi-period excess earnings valuation technique which resulted in a fair market value of $57,082.

In connection with the AFS merger, the previous owners had entered into various agreements, including indefeasible rights-of-use agreements with other telecommunication service providers to lease them fiber and other bandwidth infrastructure. The Company recorded the acquired deferred revenue balance at the acquisition date at fair market value, which was determined based upon management's assessment of the future costs to be incurred in connection with the Company's continued legal obligation associated with the acquired deferred revenue plus a reasonable profit margin. A fair value of $23,905 was assigned to the acquired deferred revenue balance of AFS. The balance of the deferred revenue with no remaining obligations was not recorded. The acquired deferred revenue is expected to be recognized over the next five to twenty years.

During the year ended June 30, 2011 the Company recorded purchase accounting adjustments to various assets and liabilities acquired in the AFS Merger resulting in a net increase to the acquired goodwill balance of $1,703 which is reflected in the table above.

AGL Networks, LLC ("AGL Networks")

On July 1, 2010 the Company acquired all of the equity interest in AGL Networks. AGL Networks is a communication service provider focused on providing dark fiber services to its customers who are primarily located in the Atlanta, Georgia; Phoenix, Arizona; and Charlotte, North Carolina markets. AGL Networks operated a network of approximately 786 route miles and over 190,000 fiber miles. The purchase price of this acquisition, after post-close adjustments, was $73,666. The acquisition was financed with cash on hand. There was no contingent consideration associated with the purchase.

The following table presents the Company's allocation of the purchase price to the assets acquired and liabilities assumed, based on their estimated fair values.

Acquisition date	AGL Networks July 1, 2010
Current assets	$3,714
Property and equipment	93,136
Intangibles — customer relationships	3,433
Goodwill	220
Other assets	680

Total assets acquired	101,183

Current liabilities	1,006
Deferred revenue	26,511

Total liabilities assumed	27,517

Net assets acquired	$73,666

Purchase consideration/Net cash paid	$73,666

The goodwill of $220 arising from the AGL Networks acquisition consists of the synergies and economies-of-scale expected from combining the operations of AGL Networks and the Company. The goodwill associated with the AGL Networks acquisitions is deductible for tax purposes. The full amount of the goodwill recognized in the AGL Networks acquisition has been assigned to the Zayo Fiber Solutions business unit.

In connection with the AGL Networks acquisition, the Company acquired certain customer relationships. These relationships represent a valuable intangible asset as the Company anticipates continued business from the AGL Networks customer base. The Company valued the AGL Networks customer relationships utilizing the multi-period excess earnings valuation technique which resulted in a fair market value of $3,433.

In connection with the AGL Networks acquisition, the previous owners had entered into various agreements, including indefeasible rights-of-use agreements with other telecommunication service providers to lease them fiber and other bandwidth infrastructure. The Company recorded the acquired deferred revenue balance at the acquisition date at fair market value which was determined based upon management's assessment of the future costs to be incurred in connection with the Company's continued legal obligation associated with the acquired deferred revenue plus a reasonable profit margin. A fair value of $26,511 was assigned to the acquired deferred revenue balance of AGL Networks. The balance of the deferred revenue with no remaining obligations was not recorded. The acquired deferred revenue is expected to be recognized over the next five to twenty years.

During the year ended June 30, 2011, the Company had various purchase accounting adjustments related to various assets and liabilities acquired in the AGL acquisition resulting in a net increase to the acquired goodwill balance of $153 which is reflected in the table above.

Acquisition costs

The Company incurred acquisition-related costs of $865 which have been charged to selling, general and administrative expenses during the year ended June 30, 2011.

Acquisition during the year ended June 30, 2010

FiberNet Networks Telecom Group, Inc. ("FiberNet")

On September 9, 2009, the Company acquired all of the outstanding equity interest in FiberNet. The purchase price of this acquisition, after post-close adjustments, was $96,571. The acquisition was financed with cash on hand. There was no contingent consideration associated with the purchase.

FiberNet was a communications service provider focused on providing complex interconnection services which enabled the exchange of voice, video, and data traffic between global networks. FiberNet owned and operated integrated colocation facilities and diverse transport routes principally in New York and New Jersey. FiberNet's network infrastructure and facilities were designed to provide comprehensive broadband interconnectivity for the world's largest network operators, including leading domestic and international telecommunications carriers, service providers, and enterprises.

The following table presents the allocation of the purchase price to the assets acquired and liabilities assumed, and are based on their estimated fair values.

Acquisition date	FiberNet September 9, 2009
(Restated)
Current assets	$16,824
Property and equipment	50,734
Goodwill	1,160
Intangibles	43,900
Deferred income taxes	9,418
Other assets	838

Total assets acquired	122,874

Current liabilities	11,534
Deferred revenue	7,257

Total liabilities assumed	18,791

Purchase consideration/Net assets acquired	104,083
Less cash acquired	(7,512)

Net cash paid	$96,571

The goodwill of $1,160 arising from the FiberNet acquisition consists of the synergies and economies-of-scale expected from the FiberNet acquisition. The goodwill associated with the FiberNet acquisition is not deductible for tax purposes. The Company has allocated the goodwill to the business units that are expected to benefit from the acquired goodwill. The allocation was determined based on the excess of the fair value of the acquired business over the fair value of the individual assets acquired and liabilities assumed that are assigned to the business units. Goodwill of $348 and $812 was allocated to the Zayo Bandwidth and zColo business units, respectively.

In connection with the FiberNet acquisition, the Company acquired $500 in tradenames and $43,400 in customer relationships. These relationships represent a valuable intangible asset as the Company anticipates continued business from the FiberNet acquired customer base. The company valued the acquired customer relationships utilizing the multi-period excess earnings valuation technique which resulted in a fair market value of $43,400.

In connection with the FiberNet acquisition, the previous owners had entered into various agreements, including indefeasible rights-of-use agreements with other telecommunication service providers to lease them fiber and other bandwidth infrastructure. The Company recorded the acquired deferred revenue balance at the acquisition date at fair market value, which was determined based upon management's assessment of the future costs to be incurred in connection with the Company's continued legal obligation associated with the acquired deferred revenue plus a reasonable profit margin. A fair value of $7,257 was assigned to the acquired deferred revenue balance of FiberNet. The balance of the deferred revenue with no remaining obligations was not recorded. The acquired deferred revenue is expected to be recognized over the next five to twenty years.

Acquisition costs

The Company incurred acquisition-related costs of $1,299 which have been charged to selling, general and administrative expenses during the year ended June 30, 2010.

Acquisition during the year ended June 30, 2009

Columbia Fiber Solutions ("CFS")

On September 30, 2008 the Company acquired all of the outstanding equity interests in CFS. CFS is a provider of leased dark fiber services and fiber-based Ethernet services over a transparent LAN (TLS) infrastructure in the Inland Northwest.

The following table presents the allocation of the purchase price to the assets acquired and liabilities assumed, based on their estimated fair values:

Acquisition date	CFS September 30, 2008
Current assets	$461
Property and equipment	4,772
Intangibles	3,412
Goodwill	4,170

Total assets acquired	12,815

Current liabilities	500
Deferred revenue	154

Total liabilities assumed	654

Purchase consideration	12,161
Less cash acquired	70

Net cash paid	$12,091

The full amount of the goodwill associated with the CFS acquisition was allocated to the Zayo Bandwidth business unit and is deductible for tax purposes. The goodwill consists of the synergies and economies-of-scale expected from combining the operations of CFS and the Company.

During the year ended June 30, 2009, an addition of $35 to the purchase price of the February 2008 acquisition of Citynet Fiber Networks, LLC was recorded due to additional acquisition related expenses incurred. The purchase price of the Company's May 2008 acquisition of Northwest Telephone, Inc. was reduced by $618 due to the seller not being able to fulfill some of the closing conditions resulting in the Company receiving additional purchase consideration from escrow in the amount of $618 during the year ended June 30, 2009.

Acquisition costs

The Company incurred acquisition-related costs of $719 which have been charged to selling, general and administrative expenses during the year ended June 30, 2009.

Pro-forma Financial Information (unaudited)

The unaudited pro-forma results presented below include the effects of the Company's September 2009 acquisition of FiberNet, the July 2010 acquisition of AGL Networks, and the October 2010 Merger with AFS as if the acquisitions and Merger had been consummated as of July 1, 2009. The pro-forma loss for the years ended June 30, 2011 and 2010 includes the additional depreciation and amortization resulting from the adjustments to the value of property and equipment and intangible assets resulting from purchase accounting and a reduction to revenue as a result of the acquisition date valuation of acquired deferred revenue balances. The pro-forma revenue and loss figures below include a reduction to revenue resulting from purchase accounting adjustments associated with certain acquired deferred revenue balances that did not represent continuing obligations of the Company. The pro-forma results also include interest expense associated with debt used to fund the acquisitions. The pro-forma results for the year ended June 30, 2011 includes a non-recurring adjustment to earnings related to historical compensation expense related to the compensation paid to executives and employees that was directly attributable to the AFS merger. However, the pro forma results do not include any anticipated synergies or other expected benefits of the acquisitions. Accordingly, the unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the acquisitions and Merger been consummated as of July 1, 2009.

	Year ended June 30,
	2011	2010
		(Restated)
Revenue	$295,137	$266,865
Loss from continuing operations	$(7,719)	$(10,312)